GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 2,538
Foreign currency translation and other	(24)
Balance at ending	2,514
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,732
Foreign currency translation and other	(14)
Balance at ending	1,718
Construction
Goodwill [Roll Forward]
Balance at beginning	587
Foreign currency translation and other	(4)
Balance at ending	583
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	59
Foreign currency translation and other	(2)
Balance at ending	57
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5
Foreign currency translation and other	0
Balance at ending	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	155
Foreign currency translation and other	(4)
Balance at ending	$ 151